Taxation - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%
Unrecognised deductible tax losses	¥ 3,173	¥ 3,300
Unrecognised deductible temporary differences	¥ 1	¥ 1